MINERAL PROPERTY INTERESTS (Details)	12 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 CAD ($)
Statement [Line Items]
Balance Begin	$ 715,000		$ 465,000	$ 340,000
Acquisition - cash payments	24,000			100,000
Acquisition - share issuance	223,050
Additions - option payments			225,000
Acquisition - royalty payments	25,000		25,000	25,000
Balance End	987,050		715,000	465,000
Maestros Property [Member]
Statement [Line Items]
Balance Begin	390,000		365,000	340,000
Acquisition - cash payments		$ 24,000		0
Acquisition - share issuance	223,050
Additions - option payments			0
Acquisition - royalty payments	25,000		25,000	25,000
Balance End	662,050		390,000	365,000
Jake Property [Member]
Statement [Line Items]
Balance Begin	325,000		100,000	0
Acquisition - cash payments	0			100,000
Acquisition - share issuance	0
Additions - option payments			225,000
Acquisition - royalty payments	0		0	0
Balance End	$ 325,000		$ 325,000	$ 100,000